Litigation (Details) $ in Thousands	Dec. 31, 2019 USD ($) claim	Dec. 31, 2018 USD ($)
Number of claims or actions pending | claim	0
Accounts receivable	$ 41,410	$ 40,176
Long-term prepayment	1,103	1,356
Accounts payable	23,961	25,625
Other payables	5,864	$ 3,544
Seroquel
Accounts receivable	1,100
Long-term prepayment	1,100
Accounts payable	900
Other payables	$ 1,100